SUBSEQUENT EVENTS (Details) (Transtrend)			0 Months Ended
	Dec. 31, 2013 Transtrend B.V.	Dec. 31, 2013 Transtrend B.V. Class DS units	Feb. 01, 2014 Subsequent event	Jan. 02, 2014 Subsequent event Transtrend B.V.	Feb. 01, 2014 Subsequent event Transtrend B.V. Class DS units
Subsequent Events
Management fee percentage payable	2.00%	2.00%			1.00%
Percentage of management fees paid to sponsor per annum			0.50%
Performance fee percentage	25.00%			22.50%